3. MANAGEMENT'S PLANS AND FUTURE OPERATIONS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Managements Plans And Future Operations Details Narrative
Net loss	$ 12,885,808	$ 8,855,418
Accumulated deficit	(102,674,049)	(89,788,242)
EnSync, Inc. equity	13,941,035	11,863,187
Total liabilities	$ 4,976,623	$ 6,543,716